STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund

May 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 90.6%
Argentina - 1.2%
Globant	110,924	[a,b]	10,298,184
Brazil - 4.8%
Banco do Brasil	493,100		6,490,555
CCR	3,881,300		13,234,571
EDP - Energias do Brasil	1,456,700		7,372,689
Estacio Participacoes	1,002,100		7,546,491
Hypera	663,100		5,086,535
Tim Participacoes	307,900		856,858
			40,587,699
China - 25.8%
Alibaba Group Holding, ADR	287,515	[b]	42,914,489
Anhui Conch Cement, Cl. H	1,076,000		6,264,930
ANTA Sports Products	2,497,000		15,230,245
Autohome, ADR	23,749	[a,b]	2,040,039
China Construction Bank, Cl. H	28,459,939		22,456,558
China Railway Group, Cl. H	8,240,000	[b]	6,149,534
China Resources Sanjiu Medical & Pharmaceutical, Cl. A	887,110	[b]	3,529,674
CNOOC	4,833,000		7,857,163
CRRC, Cl. H	7,344,000		6,290,818
ENN Energy Holdings	465,000		4,172,511
Guangzhou Automobile Group, Cl. H	4,046,000		3,888,415
Ping An Insurance Group Company of China, Cl. H	2,937,000		32,333,383
Shanghai Pharmaceuticals Holding, Cl. H	3,035,100	[b]	5,982,366
Sunny Optical Technology Group	158,000		1,339,249
TAL Education Group, ADR	70,181	[b]	2,414,928
Tencent Holdings	1,292,500		53,601,260
			216,465,562
Colombia - .4%
Grupo Aval Acciones y Valores, ADR	548,421		3,800,558
Czech Republic - 1.1%
Komercni Banka	75,397		2,844,252
Moneta Money Bank	1,845,621	[c]	6,024,846
			8,869,098
Hong Kong - 2.5%
China Overseas Land & Investment	1,474,000		5,103,595
China Unicom Hong Kong	7,962,000		8,381,350
Galaxy Entertainment Group	405,224		2,444,900

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 90.6% (continued)
Hong Kong - 2.5% (continued)
Shimao Property Holdings	1,809,000		5,165,134
			21,094,979
Hungary - .6%
MOL Hungarian Oil & Gas	469,372		5,283,101
India - 13.0%
Aurobindo Pharma	1,134,560		10,938,233
Edelweiss Financial Services	2,255,865		6,568,336
Hindustan Petroleum	1,307,377		6,079,106
Housing Development Finance	269,384		8,438,300
ICICI Bank	691,191		4,202,719
Infosys, ADR	1,134,187	[a]	11,874,938
ITC	1,436,194		5,731,034
Larsen & Toubro	779,226	[b]	17,513,840
Maruti Suzuki India	52,319		5,158,517
National Aluminium Co.	3,870,799		2,826,221
Shriram Transport Finance	427,285		7,141,326
Tech Mahindra	1,442,478		15,758,009
UPL	485,387		6,957,159
			109,187,738
Indonesia - 1.2%
Astra International	2,052,600		1,070,019
Bank Negara Indonesia	8,782,900		5,161,704
Bank Rakyat Indonesia	12,288,000		3,525,544
			9,757,267
Mexico - 4.5%
America Movil, ADR, Cl. L	508,705		7,137,131
Arca Continental	1,549,000		8,298,744
Banco Santander Mexico	2,811,100		4,122,253
Grupo Aeroportuario del Centro Norte	1,258,300		7,608,064
Grupo Financiero Banorte, Cl. O	1,224,900		6,674,881
Mexichem	1,144,027		2,385,682
Wal-Mart de Mexico	562,877		1,583,911
			37,810,666
Philippines - 1.1%
Ayala Land	8,510,300		8,075,774
Puregold Price Club	1,362,380		1,161,450
			9,237,224
Russia - 5.7%
Gazprom, ADR	1,658,898	[b]	10,782,837
Lukoil, ADR	192,785		15,370,748
Moscow Exchange MICEX-RTS	2,871,887	[d]	3,736,379
Sberbank of Russia, ADR	1,234,758	[b]	17,780,515
			47,670,479

Description	Shares		Value ($)
Common Stocks - 90.6% (continued)
South Africa - 5.7%
Clicks Group	591,400		7,735,050
Naspers, Cl. N	91,344		20,475,466
Nedbank Group	364,291		6,547,010
Sasol	304,616		7,653,685
Sibanye Gold	5,896,895	[b]	5,597,710
			48,008,921
South Korea - 8.3%
Hana Financial Group	219,592		6,677,459
Hyundai Mobis	31,506		5,729,388
KB Financial Group	246,705		9,093,230
Korea Investment Holdings	126,935		7,688,996
Kumho Petrochemical	58,395		4,679,475
Meritz Securities	879,885		3,462,622
POSCO	50,602		10,049,617
Samsung Electronics	628,727		22,318,198
			69,698,985
Taiwan - 11.8%
Chailease Holding	5,034,720		18,456,686
Delta Electronics	2,451,000		11,002,747
Feng TAY Enterprise	604,000	[b]	4,544,845
Largan Precision	69,000	[b]	8,185,087
MediaTek	1,063,000		10,406,153
Taiwan Semiconductor Manufacturing	5,660,000		41,923,047
TCI	309,148	[b]	4,887,267
			99,405,832
Thailand - .8%
Thai Beverage	11,781,200		6,934,234
Turkey - .9%
Eregli Demir ve Celik Fabrikalari	2,379,326		2,958,488
Tupras Turkiye Petrol Rafinerileri	188,432		4,235,606
			7,194,094
United Arab Emirates - 1.2%
Dubai Islamic Bank	7,468,038		10,223,940
Total Common Stocks (cost $631,046,181)			761,528,561

Exchange-Traded Funds - 3.6%
United States - 3.6%
iShares MSCI Emerging Markets ETF (cost $30,267,764)	752,566		30,636,962

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Preferred Dividend Yield (%)
Preferred Stocks - 4.1%
Brazil - 3.6%
Banco do Estado do Rio Grande do Sul, Cl. B	9.12	1,695,300		10,217,726
Cia Brasileira de Distribuicao	1.71	125,900		2,790,113
Petroleo Brasileiro	3.58	2,602,200		16,943,694
				29,951,533
Chile - .5%
Embotelladora Andina, Cl. B	3.81	1,264,901		4,206,859
Total Preferred Stocks (cost $35,309,286)				34,158,392
	1-Day Yield (%)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,549,216)	2.4	5,549,216	[e]	5,549,216
Total Investments (cost $702,172,447)		99.0%		831,873,131
Cash and Receivables (Net)		1.0%		8,463,230
Net Assets		100.0%		840,336,361

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At May 31, 2019, the value of the fund’s securities on loan was $22,253,859 and the value of the collateral held by the fund was $22,608,998, consisting of U.S. Government & Agency securities.

b Non-income producing security.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities were valued at $6,024,846 or .72% of net assets.

d The valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At May 31, 2019, the value of this security amounted to $3,736,379 or .44% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	195,675,601	565,852,960	†	-	761,528,561
Equity Securities - Preferred Stocks	34,158,392	-		-	34,158,392
Exchange-Traded Funds	30,636,962	-		-	30,636,962
Investment Companies	5,549,216	-		-	5,549,216

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2019, accumulated net unrealized appreciation on investments was $129,700,684, consisting of $164,238,115 gross unrealized appreciation and $34,537,431 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.